Financial Instruments and Risk Management (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Cash - Note 4	19,139	19,291
Other receivables - Note 6	17,332	12,575
Long-term receivable - Note 6	2,609	681
Assets	200,747	121,807
Credit Risk Maximum Exposure [Member]
Cash - Note 4	19,139	19,291
Consumer loans receivable, net - Note 5	32,440	4,781
Other receivables - Note 6	13,223	12,575
Long-term receivable - Note 6	6,718	681
Assets	71,520	37,328